Supplemental Oil And Gas Disclosure (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2015
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Table Text Block]
Natural
	Oil	Gas
	(MBbls)	(MMcf)
	(unaudited)	(unaudited)

Estimated proved reserves
at April 1, 2014	-	-
Purchase of proved reserves [2]	488	-
Extensions and discoveries	-	-
Production	-	-
Disposition of properties	-	-

Estimated proved reserves
at March 31, 2015	488	-

[1] Mboe is based on a ratio of 6 Mcf to 1 barrel.
[2] The Company purchased Western Interior Oil and Gas Corporation at March 31, 2015.

Schedule Of Net Proved Oil And Gas Reserves [Table Text Block]
Net Proved Oil And Gas Reserves Consisted Of The Following At March 31, 2015:

	Oil
	(MBbls)

Proved developed reserves:
March 31, 2015	104	-

Proved undeveloped reserves:
March 31, 2015	384	-

Base pricing, before adjustments
for contractual differentials:	$/bbl WTI Posted
March 31, 2015	$79.21
[1] The Company purchased Western Interior Oil and Gas Corporation at March 31, 2015.

Results of Operations for Oil and Gas Producing Activities Disclosure [Table Text Block]
During the year ended March 31, 2015, the Company did not own any oil and gas properties and did not have any results of operations from such activities.
Year Ended
March 31,
2015
(unaudited)
Revenue	$-
Expenses:
Production costs	30,089
Depreciation and depletion	-
Exploration	1,444,742
Impaired properties	6,681

Results of operations of oil and gas producing activities	$(1,481,512)

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure [Table Text Block]
	For the Years Ended
	March 31,
	2015	2014
	(unaudited)	(unaudited)
Property acquisition:
Proved	$10,003,625	$-
Unproved	8,042,728	19,564
Exploration	1,444,742	-
Development	45,263	-

Total costs incurred	$19,536,358	$19,564

Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]
Capitalized costs relating to oil and gas activities for the years ended March 31, 2015 and 2014 are as follows:

	March 31,
	2015	2014
	(unaudited)	(unaudited)

Proved	$10,003,625	$-
Unproved	8,068,427	19,564

Total capitalized costs	$18,072,052	$19,564

Accumulated depreciation and depletion	$2,912,155	-

Net capitalized costs	$15,159,897	$19,564

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure [Table Text Block]
The discounted future net cash flows related to total proved oil and gas reserves at March 31, 2015 (in thousands):

March 31, 2015
Future cash inflows	$32
Less future costs:
Production	15.94
Development and abandonment	6.67
Income taxes [1]	-
Future net cash flows	9.39
10% discount factor	(6.58)
Standardized measure of discounted
future net cash flows	$2.81

[1] No income tax provision is included in the standardized measure calculation shown above as the Company does not project to be taxable or pay cash income taxes based on its available tax assets and tax assets generated in the development of its reserves because the tax basis of its oil and gas properties and NOL carryforwards exceed the amount of discounted future net earnings.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Table Text Block]
The following summarizes the principal sources of change in the standardized measure of discounted future net cash flows for total proved reserves during the year ended March 31, 2015 (in thousands):

March 31, 2015
Beginning of the period	$-
Purchase of reserves	2
Changes in costs and prices	-
Extension and discoveries	-
Sales of oil and natural gas produced during
the period, net of production costs	-
Timing and other considerations	-

End of period	$2